Equity (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Loss for the year of the Companys shareholders	R$ (335,677)
SUDENE tax incentive supplement	(108,975)
Comprehensive income	26,883	R$ 19,404
Other	475
Loss for allocation	(417,294)
Profit reserves retention of profits	417,294
Profit Reserves [Member]
IfrsStatementLineItems [Line Items]
Profit reserves retention of profits	R$ 417,294